10. Related-Party Balances and Transactions	12 Months Ended
Dec. 31, 2017
Related-party Balances And Transactions
Related-Party Balances and Transactions

The Company is a party to transactions with its controlling shareholder, the State Government, and companies related to it.

(a)      Accounts receivable, interest on capital payable, revenue and expenses with the São Paulo State Government

	December 31, 2017	December 31, 2016
Accounts receivable
Current:
Sanitation services (i)	118,441	134,005
Allowance for losses (i)	(35,114)	(56,624)
Reimbursement for retirement and pension benefits paid (G0):
- monthly flow (payments) (ii) and (vi)	22,968	22,696
- GESP Agreement – 2008 (ii) and (vi)	20,099	56,512
- GESP Agreement – 2015 (vii)	54,379	39,816
“Se Liga na Rede” program (l)	-	6,148

Total current	180,773	202,553

Noncurrent:
Agreement for the installment payment of sanitation services	22,625	-
Reimbursement for retirement and pension benefits paid (G0):
- GESP Agreement – 2008 (ii) and (vi)	-	18,838
- GESP Agreement – 2015 (vii)	611,762	650,318

Total noncurrent	634,387	669,156

Total receivables from shareholders	815,160	871,709

Assets:
Sanitation services	105,952	77,381
Reimbursement of additional retirement and pension benefits (G0)	709,208	788,180
“Se Liga na Rede” program (l)	-	6,148

Total	815,160	871,709

Liabilities:
Interest on capital payable to related parties	300,717	351,788
Other (g)	1,367	1,853

	2017	2016	2015

Revenue from sanitation services	462,989	445,726	357,512
Payments received from related parties	(471,081)	(424,549)	(338,471)

Receipt of GESP reimbursement referring to Law 4,819/58	(192,889)	(139,472)	(121,709)

(i)                    Sanitation services

The Company provides water supply and sewage services to the São Paulo State Government and other companies related to it in accordance with usual market terms and conditions, as considered by management, except for the settlement of credits which can be made according to items (iii), (iv) and (v), below.

The Company recognized R$ 35,114 as of December 31, 2017 (R$ 56,624 as of December 31, 2016) as allowance for  losses of amounts past due for more than 360 days has been recorded due to the uncertainty involving these receipts.

(ii)                  Reimbursement of additional retirement and pension benefits paid

Refers to amounts of supplementary retirement and pension benefits provided for in State Law 4,819/58 ("Benefits") paid by the Company to former employees and pensioners, referred to as Go.

Under the Agreement referred on item (iii) with the São Paulo State Government ("GESP" or the "State"), GESP recognizes its liability from charges arising from the Benefits, provided that the payment criteria set forth by the State Department of Personnel (DDPE), based on legal guidance of the Legal Consultancy of the Department of Finance and of the State Attorney General's Office (PGE).

As discussed on item (vi), during the assessment of the debt due from GESP to the Company there were certain divergences in the calculation and eligibility criteria of the benefits paid by the Company on behalf of GESP.

See additional information about the Go plan in Note 20 (b) (iii).

In January 2004, the payments of supplement retirement and pension benefits were transferred to the Department of Finance and would be made in accordance with the calculation criteria determined by the PGE.  As a result of a court decision, the responsibility for making the payments returned to SABESP, as originally established.

(iii)     GESP Agreement

On December 11, 2001, the Company, the São Paulo State Government (through the State Department of Finance Affairs, currently Department of Finance) and the Water and Electricity Department (DAEE), with the intermediation of the State Department of Sanitation and Energy (former Department of Water Resources, Sanitation and Construction Works), entered into the Obligations, Payment Commitment and Other Covenants Acknowledgement and Consolidation Agreement ("GESP Agreement") for the settlement of outstanding debts between GESP and the Company related to sanitation services and to the retirement benefits.

In view of the strategic importance of the Taiaçupeba, Jundiaí, Biritiba, Paraitinga and Ponte Nova reservoirs for ensuring and maintaining the Alto Tietê water volume, the Company agreed to receive them as partial repayment of the reimbursement related to the Benefits.  The DAEE would transfer the reservoirs to the Company, replacing the amount owed by GESP.  However, the São Paulo State Public Prosecution Office challenges the legal validity of this agreement, and its main argument is the lack of bidding and the absence of a specific legislative authorization for disposal of DAEE's assets.  There is an unfavorable decision to SABESP not yet unappealable.  See additional information in item (viii) below.

(iv)      First Amendment to the GESP Agreement

On March 22, 2004, the Company and the São Paulo State Government amended the terms of the original GESP Agreement, (1) consolidating and recognizing the amounts due by the São Paulo State Government for water supply and sewage services provided, monetarily adjusted through February 2004; (2) formally authorizing the offset of amounts due by the São Paulo State Government with interest on capital declared by the Company and any other debt owed to the São Paulo State Government as of December 31, 2003, monetarily adjusted through February 2004; and (3) defining the payment conditions of the remaining liabilities of the São Paulo State Government for the receipt of the water supply and sewage services.

(v)           Second Amendment to the GESP Agreement

On December 28,  2007, the Company  and the  São  Paulo  State Government, represented by the Department of Finance, signed the second amendment to the terms of the original GESP Agreement, agreeing upon the payment in installments of the remaining balance of the First Amendment, amounting to R$ 133,709 at November 30, 2007, to be paid in 60 monthly and consecutive installments of the same amount, beginning on January 2, 2008. In December 2012 the last installment was paid.

(vi)      Third Amendment to the GESP Agreement

On November 17, 2008, GESP, SABESP and DAEE signed the third amendment to the GESP Agreement, through which GESP recognized a debt balance payable to SABESP totaling R$ 915,251, monetarily adjusted up to September 2008 in accordance with the fluctuation of the IPCA-IBGE, corresponding to the Undisputed Reimbursement, determined by FIPECAFI. SABESP accepted on a provisional basis the reservoirs (see information on item (iii) of this note) as part of the payment of the Undisputed Reimbursement and offered to GESP a provisional settlement, recognizing a credit totaling R$ 696,283, corresponding to the value of the reservoirs in the Alto Tietê system. The Company did not recognize the reimbursement receivable of R$ 696,283 related to the reservoirs, as it is not virtually certain that will be transferred by the State. In March 2015, Sabesp and GESP entered into an agreement to pay the amounts receivable, totaling R$ 696,283 (more information in item (vii) of this note). The remaining balance totaling R$ 218,967 has been paid in 114 monthly, consecutive installments, totaling R$ 1,920 each, including the annual IPCA-IBGE fluctuation, plus interest of 0.5% p.m.. The amounts are paid on a monthly basis and the last installment matures in April 2018.

In addition, the third amendment provides for the regularization of the monthly flow of benefits.  While SABESP is liable for the monthly payment of benefits, the State shall reimburse SABESP based on the criteria identical to those applied when determining the Undisputed Reimbursement.  Should there be no preventive court decision, the State will assume the flow of monthly payment of benefits portion deemed as undisputed.

(vii)    Agreement with the São Paulo State Government entered into in 2015

On March 18, 2015, the Company, the State of São Paulo and the Department of Water and Electricity (DAEE), and the Sanitation and Water Resources Department as the intervening party, entered into a Term of Agreement in the amount of R$ 1,012,310, of which R$ 696,283 refer to the principal of the Undisputed Amount mentioned in item (vi) and R$ 316,027 corresponding to the inflation adjustment of the principal until February 2015.

The Principal Amount will be paid in 180 installments, as follows:

·	The first 24 installments were settled by immediately transferring 2,221,000 preferred shares issued by Companhia de Transmissão de Energia Elétrica Paulista - CTEEP, totaling R$ 87,174, based on the share closing on March 17, 2015; and

·	The amount of R$ 609,109, payable in 156 monthly installments, was adjusted by IPCA (Extended Consumer Price Index) until the initial payment date, on April 5, 2017. As of this date, installments are being adjusted by IPCA plus simple interest of 0.5% per month.

Considering the lawsuit which objects the possibility of transferring the reservoirs is pending final and unappealable court decision, the agreement also provides for the following situations:

·	If transfer is possible and the Reservoirs are effectively transferred to SABESP and registered at the notary’s office, SABESP will reimburse to the State the amounts paid in replacement of Reservoirs (Principal Amount) in 60 monthly installments adjusted by IPCA until the date of payment of each installment; and

·	If the transfer of Reservoirs is not possible, the State will pay to SABESP, in addition to the Principal Amount, the inflation adjustment credit of R$ 316,027 in 60 installments, starting these payments at the end of Principal Amount installment payment. The amount will be adjusted by IPCA to the start date of payments and, as of this date, IPCA will be incurred plus 0.5% simple interest rates/month over the amount of each installment.

The accounting impacts of the agreement generated a debit of R$ 696,283 in accounts receivable from related parties and a credit in the same amount in administrative expenses on the transaction date. As of December 31, 2017, the balance receivable totaled R$ 54,379 in current assets (R$ 39,816 as of December 31, 2016) and R$ 611,762 in noncurrent assets (R$ 650,318 as of December 31, 2016) and CTEEP shares were disposed of on April 20, 2016 for R$ 111.1 million.

(viii)   Disputed Amount of Benefits

As mentioned before, on November 17, 2008 the Company and the State signed the third amendment to the GESP Agreement, when the reimbursements called disputed and undisputed were quantified. The amendment established the efforts to calculate the so-called Disputed Reimbursement of the Benefits. Under the fourth clause of the amendment, the Disputed Reimbursement represents the difference between the Undisputable Reimbursement and the amount actually paid by the Company as pension benefits and pensioners set out in Law 4,819/58, for which, the Company understands, the State of São Paulo is originally liable, but paid by SABESP under a court order.

By entering into the third amendment, the State's Legal Representative (PGE) agreed to reassess the differences that gave rise to the Disputed Amount of benefits set out in Law 4,819/58. At the time, the expectation was based on the willingness of the PGE to reanalyze the issue and the implied right of the Company to the reimbursement, including based on opinions from outside legal advisors.

However, the recent opinions issued by the PGE and received on September 4 and 22, 2009 and January 4, 2010, refute the reimbursement of previously defined as Disputed Amount.

Even though the negotiations with the State are still in progress, it is not possible to assure that the Company will recover the disputed receivables without dispute.

As part of the actions intended to recover the receivables that management considers due by the State, related to discrepancies in the reimbursement of the pension benefits paid by the Company, SABESP:  (i) on March 24, 2010, reported to the controlling shareholder the official letter approved by the executive committee, proposing that the matter be discussed at the São Paulo Stock Exchange (B3) Arbitration Chamber; (ii) in June 2010, presented to Department of Finance a proposal to solve the outstanding items, such proposal was not accepted; (iii) on November 9, 2010, filed a judicial action against the State of São Paulo pleading the entire reimbursement related to employee benefits set out in Law 4,819/58 to finalize the discussion between the Company and GESP. Despite the legal action, the expectation of which is a possible gain, the Company will persist to obtain an agreement with GESP since the management believes that it is the best course of action to the Company and to its shareholders than waiting until the end of the lawsuit.

The Company's Management decided to record allowance for losses of amounts receivables from the State; as of December 31, 2017 and 2016, the amounts related to the pension plan benefits paid and recorded for allowance for doubtful accounts totaled R$ 1,021,657 and R$ 937,035, respectively.

As a result, the Company also recognized the obligation related to the pension benefit obligations maintained with the beneficiaries, retirees and pensioners of Plan G0. As of December 31, 2017 and 2016, the pension benefit obligations of Plan G0 totaled R$ 2,543,877 and R$ 2,512,080, respectively. For detailed information on the pension benefit obligations refer to Note 20 (b) (iii).

(b)      Use of reservoirs – EMAE

Empresa Metropolitana de Águas e Energia S.A. - EMAE planned to receive for the credit and obtain financial compensation for alleged past and future losses in electricity generation, due to water collection, and compensation for costs already incurred and to be incurred with the operation, maintenance and inspection of the Guarapiranga and Billings reservoirs used by SABESP in its operations.

Several lawsuits were filed by EMAE. An arbitration proceeding was in progress related to the Guarapiranga reservoir and a lawsuit related to the Billings reservoir, both pleading for financial compensation due to SABESP’s water collect for public supply, alleging that this conduct has been causing permanent and growing loss in the capacity of generating electricity of Henry Borden hydroelectric power plant with financial losses.

As of April 10, 2014, the Company issued a Notice to the Market including the information about an eventual future agreement.

As of October 28, 2016, the Company entered into an agreement based on a Private Transaction Agreement and Other Adjustments aimed to fully and completely settle the disputes involving the two companies.  The transaction is subject to the condition precedent of approval by the competent bodies of the Company and EMAE, as well as the Brazilian Electricity Regulatory Agency – ANEEL, and involves the payment by SABESP to EMAE of the following amounts:

- R$ 6,610 annually, adjusted for inflation, as of the execution date of this instrument, by the IPCA or any other index that may replace it, by the last business day of October of each fiscal year,  with (i) the first of  such annual payments due up to the last business day of October 2017 and (ii) the last payment due up to the last business day of October 2042; and

- R$ 46,270, in five annual and successive installments, adjusted for inflation by the IPCA or any other index that may replace it, with the first installment of R$ 9,254 due on April 30, 2017 and the subsequent ones in  4 (four) installments of same amount, due on every April 30 of the subsequent years, or on the first subsequent business day.

The agreement was based on the following assumptions: (i) SABESP payments should not exceed the amount necessary to indemnify EMAE for the maintenance and operating costs of the Guarapiranga and Billings reservoirs, based on the percentage of the collection considering the natural outflow of each reservoir; (ii) payments will be made while SABESP’s and EMAE’s concessions are valid, and as long as SABESP withdraws water from these reservoirs, in compliance with the statute of limitations of the objects of the proceedings; (iii) SABESP must request ARSESP to incorporate these expenses into the tariff revision process in progress.

In order to estimate the maintenance and preservation expenses of the hydraulic and property structures of the Billings and Guarapiranga reservoirs, the technical area involved in water production adopted the following assumptions:  (i) expenses related to the Guarapiranga Reservoir, whose water is used exclusively to supply the population of the São Paulo Metropolitan Region, will be fully paid by SABESP; (ii) the Billings reservoir has multiple uses – flood control, generation of electricity and public supply – and its maintenance and operating expenses should be shared based on the proportion of water used by each of the functions mentioned; (iii) SABESP has grants to use water in several points of the Billings reservoir that total an available outflow of 10.0 m³/s, representing 61.7% of the reservoir’s long-term average outflow (16.2 m³/s); and (iv) considering the water volume usage percentages - 100% Guarapiranga and 61.70% Billings – an annual amount of R$ 6,610 will be charged as shared expenses, based on the terms of the agreement.

The Company determined the annual amount of R$ 6,610 from 2010 to 2042, including the statute of limitations and the year of expiration of the EMAE concession.

For these reasons, the Company has concluded that it was in its interest to enter into the agreement since: (i) it eliminates the incidence of future risks with the dismissal of all proceedings; (ii) its amount is limited to a reasonable amount to be paid for the sharing of the operating and maintenance costs of the Guarapiranga and Billings reservoirs; and (iii) the form of payment is appropriate to its financial situation.

By entering into the Agreement, all litigation between the parties will cease permanently and the Company will continue using the reservoirs.

In addition to the lawsuits that were part of the Agreement, on April 11, 2016, SABESP was named in the Indemnification proceeding commenced by EMAE’s minority shareholders, who claimed compensation for damages suffered by EMAE, based on the amounts that the latter did not earn due to the decrease in the outflow of these reservoirs and in the generation of electricity as a result of the use of water of the Billings and Guarapiranga reservoirs by SABESP, and also requested that SABESP be sentenced to reimburse the loss of profits related to EMAE’s unearned amounts resulting from the fact that water was not pumped from the Pinheiros and Tietê Rivers to the Henry Borden hydroelectric power plant.  In summary, the company claims  that the São Paulo State, in its capacity as controlling shareholder of EMAE, has acted unduly to EMAE’s detriment and in favor of SABESP’s interests by allowing and consenting water intake from the Billings and Guarapiranga reservoirs, in detriment to the output of these reservoirs and generation of electricity by EMAE, without the necessary financial compensation, making impracticable the satisfactory use of the Henry Borden hydroelectric power plant.

As of December 31, 2016, the Company recorded R$ 9,018 and R$ 29,749 in Other Liabilities, under current  and noncurrent liabilities, respectively, which represent the present value of the balance of R$ 46,270 that will be paid in five annual installments.

As of November 9, 2016, EMAE’s Board of Directors approved the transaction with SABESP, pursuant to the Private Transaction Agreement, in accordance with the Notice to the Market disclosed by EMAE on the same date.

As of November 10, 2016, the transaction was approved by SABESP’s Board of Directors.

As of December 30, 2016, the Brazilian Electricity Regulatory Agency - ANEEL, by means of Order 3,431, decided to approve the Private Transaction Agreement and other Covenants entered into between Empresa Metropolitana de Águas e Energia S.A. - EMAE, and the Company, thus meeting the “second condition precedent” required for the effectiveness of the agreement.

As of October 19, 2017, SABESP and EMAE executed the first amendment to the Private Transaction Agreement and Other Covenants for removal of the condition precedent related to the approval of said agreement at EMAE’s Extraordinary Shareholders’ Meeting, which was approved by the Boards of Directors of SABESP and EMAE. The conditions precedent were complied with and the agreement came into effect.

In 2017, the Company recorded R$ 6,110 and R$ 64,180 in other liabilities, under current and noncurrent liabilities, respectively, which represent the present value of the balance of R$ 171,860 that will be paid in annual installments with expected maturity from October 2017 until October 2042.

In October 2017, the Company paid the installments maturing in April 2017 and October 2017, of R$ 9,316 and R$ 6,760 respectively. As of December 31, 2017, the balance of the agreement totaled R$ 15,668 and R$ 92,894, recorded under other liabilities, in current and noncurrent liabilities, respectively.

(c)      Agreements with reduced tariffs with State and Municipal Government Entities that joined the Rational Water Use Program (PURA)

The Company has signed agreements with government entities related to the State Government and municipalities where it operates that benefit from a reduction of 25% in the tariff of water supply and sewage services when they are not in default. These agreements provide for the implementation of the rational water use program, which takes into consideration the reduction in water consumption.

(d)      Guarantees

The State Government provides guarantees for some borrowings and financing of the Company and does not charge any fee with respect to such guarantees.

(e)     Personnel assignment agreement among entities related to the State Government

The Company has personnel assignment agreements with entities related to the State Government, whose expenses are fully passed on and monetarily reimbursed. In 2017, the expenses related to personnel assigned by SABESP to other state government entities amounted to R$ 9,853 (R$ 10,393 in 2016 and R$ 10,481 in 2015).

In 2017, there were no expenses related to personnel assigned by other entities to SABESP (R$ 10 in 2016 and R$342 in 2015).

(f)       Services obtained from state government entities

As of December 31, 2017 and 2016, SABESP had an outstanding amounts payable of R$ 1,367 and R$ 1,853, respectively, for services rendered by São Paulo State Government entities.

(g)      Non-operating assets

As of December 31, 2017 and December 31, 2016, the Company had an amount of R$ 969 related to a free land lent to DAEE (Department of Water and Electricity).

(h)      Sabesprev

The Company sponsors a private defined benefit pension plan, which is operated and administered by Sabesprev. The net actuarial liability recognized as of December 31, 2017 amounted to R$ 388,461 (R$ 753,170 as of December 31, 2016), according to Note 20 (b) (i).

(i)       Compensation of Management Key Personnel

- Compensation:

SABESP's compensation policy for the Management and officers is set out according to guidelines of the São Paulo State Government, issued by the CODEC (State Capital protection Board), and are based on performance, market competitiveness, or other indicators related to the Company's business, and is subject to approval by shareholders at an Annual Shareholders' Meeting.

The Executive Officers’ fees are also defined by government authorities. Management and Fiscal Council’s compensation is equivalent to 30 percent and 20 percent, respectively, of the Executive Officers’ fee, contingent on attendance of at least one monthly meeting.

The objective of the compensation policy is to set a private sector management paradigm to retain its staff and recruit competent, experienced and motivated professionals, considering the level of management efficiency currently required by the Company.

In addition to monthly fee, the members of the Board of Directors, Fiscal Council and the Board of Executive Officers receive annual reward equivalent to a monthly fee, calculated on a prorated basis in December of each year.  The purpose of this reward is to correspond to the thirteenth salary paid to the Company’s employees, as officers and directors' relationship with the Company is governed by its bylaws and not the labor code.

Benefits paid only to statutory officers - meal ticket, basket of food staples, medical care, annual paid rest typified as a paid leave of 30 calendar days, and payment of a premium equivalent to one third of the monthly fee and bonuses.

SABESP pays bonuses for the purposes of compensating directors, in accordance with the guidelines of the São Paulo State government, as an incentive policy, as long as the Company records quarterly, semiannual, and yearly profits, and distributes mandatory dividends to shareholders, even if in the form of interest on capital. Annual bonuses cannot exceed six times the monthly compensation of the officers/directors or 10 percent of the interest on capital paid by the Company, prevailing the shortest amount.

Expenses related to the compensation to the members of its Board of Directors, Fiscal Council and Board of Executive Officers amounted to R$ 3,813, R$ 3,912 and R$ 4,078 for 2017, 2016 and 2015, respectively. An additional amount of R$ 556, related to the bonus program, was recorded in 2017 (R$ 494 in 2016 and R$ 521 in 2015).

(j)       Loan agreement through credit facility

The Company holds interest in certain Special Purpose Entities (SPEs), not holding the majority interest but with cast vote and power of veto in some issues, with no ability to use such power of veto in a way to affect returns over investments. Therefore, these SPEs are considered for accounting purposes as jointly-owned subsidiaries.

The Company entered into a loan agreement through credit facility with the SPEs Aquapolo Ambiental S.A. as of March 30, 2012, and with Attend Ambiental S.A. as of May 9, 2014, to finance the operations of these companies, until the borrowings and financing requested with financial institutions is granted.

These agreements remain with the same characteristics, according to the table below:

SPE	Principal disbursed amount	Interest balance	Total	Interest rate	Maturity
Attend Ambiental	5,400	3,877	9,277	SELIC + 3.5 % a.a.	(i)
Aquapolo Ambiental	5,629	5,209	10,838	CDI + 1.2% a.a.	(ii)
Aquapolo Ambiental	19,000	11,502	30,502	CDI + 1.2% a.a.	(iii)
Total	30,029	20,588	50,617

(i)       The loan agreement with SPE Attend  Ambiental  S/A  matures  within  180  days,  from  the  date when  the respective amount is available in the borrower’s account, renewable for the same period.  The credit has been overdue since May 11, 2015 and is subject to contractual default charges (inflation adjustment considering the IGP-M variation, 2% fine and default interest of 1% p.m.). The agreement has been renegotiated between the parties.

(ii)     The R$ 5,629 loan agreement originally expired on April 30, 2016. As of February 10, 2016, an amendment to the agreement changed the payment schedule for four annual installments, the first of which maturing on December 30, 2018 and the last on December 30, 2021; and

(iii)   The loan agreement totaling R$ 19,000 originally expired on April 30, 2015, was extended to October 30, 2015 and on November 25, 2015 a new amendment changed the payment schedule for three annual installments, the first of which maturing on December 30, 2021 and the last on December 30, 2023.

The amount disbursed is recognized under “Other Receivables”, of which R$ 1,780 was classified in Current Assets and R$ 48,837 in Noncurrent Assets. As of December 31, 2017, the balance of principal and interest rates of these agreements was R$ 50,617 (R$ 52,407 as of December 31, 2016). In 2017, the financial income recognized was R$ 5,017 (R$ 7,118 in 2016 and R$ 10,123 in 2015).

(l)      “Se Liga na Rede” (Connect to the Network Program)

The State Government enacted the State Law no.14,687/12, creating the pro-connection program, destined to financially subsidize the execution of household branches necessary to connect to the sewage collecting networks, in low income households which agreed to adhere to the program. The program expenditures, except for indirect costs, construction margin and borrowing costs are financed with 80% of funds deriving from the State Government and the remaining 20% invested by SABESP, which is also liable for the execution of works.  As of December 31, 2017, the program total amount was R$ 82,697 (R$ 79,274 as of December 31, 2016), there was no balance receivable from related parties (R$ 6,148 as of December 31, 2016), the amount of R$ 35,068 (R$ 34,915 as of December 31, 2016) recorded in the group of intangible assets and R$ 47,629 was reimbursed by GESP (R$ 38,211 as of December 31, 2016) from the beginning of the program until December 31, 2017.